Securities - Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Securities available-for-sale:
One year or less	$ 9,283
Over 1 through 5 years	19,553
Over 5 through 10 years	4,536
Over 10 years	3,805
Total	75,867
Securities held-to-maturity:
One year or less	2,602
Over 1 through 5 years	10,510
Over 5 through 10 years	3,295
Over 10 years	15
Total	43,312
Mortgage-backed securities
Securities available-for-sale:
Without single maturity date	32,556
Securities held-to-maturity:
Mortgage-backed securities	26,890
Asset-backed securities
Securities available-for-sale:
Without single maturity date	5,244
Equity securities
Securities available-for-sale:
Without single maturity date	890	[1]
U.S. Treasury
Securities available-for-sale:
One year or less	3,766
Over 1 through 5 years	4,445
Over 5 through 10 years	1,217
Over 10 years	3,404
Total	$ 12,832
Securities available-for-sale (percent):
One year or less (percent)	0.48%	[2]
Over 1 through 5 years (percent)	1.53%	[2]
Over 5 through 10 years (percent)	2.09%	[2]
Over 10 years (percent)	3.11%	[2]
Total (percent)	1.69%	[2]
Securities held-to-maturity:
One year or less	$ 1,160
Over 1 through 5 years	7,605
Over 5 through 10 years	2,561
Over 10 years	0
Total	$ 11,326
Securities held-to-maturity (percent):
One year or less (percent)	0.71%	[2]
Over 1 through 5 years (percent)	1.10%	[2]
Over 5 through 10 years (percent)	2.06%	[2]
Over 10 years (percent)	0.00%	[2]
Total (percent)	1.28%	[2]
U.S. Government agencies
Securities available-for-sale:
One year or less	$ 51
Over 1 through 5 years	169
Over 5 through 10 years	167
Over 10 years	0
Total	$ 387
Securities available-for-sale (percent):
One year or less (percent)	2.56%	[2]
Over 1 through 5 years (percent)	1.24%	[2]
Over 5 through 10 years (percent)	2.45%	[2]
Over 10 years (percent)	0.00%	[2]
Total (percent)	1.94%	[2]
Securities held-to-maturity:
One year or less	$ 0
Over 1 through 5 years	1,431
Over 5 through 10 years	0
Over 10 years	0
Total	$ 1,431
Securities held-to-maturity (percent):
One year or less (percent)	0.00%	[2]
Over 1 through 5 years (percent)	1.06%	[2]
Over 5 through 10 years (percent)	0.00%	[2]
Over 10 years (percent)	0.00%	[2]
Total (percent)	1.06%	[2]
State and political subdivisions
Securities available-for-sale:
One year or less	$ 655
Over 1 through 5 years	2,002
Over 5 through 10 years	1,189
Over 10 years	200
Total	$ 4,046
Securities available-for-sale (percent):
One year or less (percent)	1.99%	[2]
Over 1 through 5 years (percent)	2.70%	[2]
Over 5 through 10 years (percent)	3.98%	[2]
Over 10 years (percent)	1.03%	[2]
Total (percent)	2.88%	[2]
Securities held-to-maturity:
One year or less	$ 0
Over 1 through 5 years	1
Over 5 through 10 years	4
Over 10 years	15
Total	$ 20
Securities held-to-maturity (percent):
One year or less (percent)	0.00%	[2]
Over 1 through 5 years (percent)	7.01%	[2]
Over 5 through 10 years (percent)	6.80%	[2]
Over 10 years (percent)	5.34%	[2]
Total (percent)	5.75%	[2]
Other bonds, notes and debentures
Securities available-for-sale:
One year or less	$ 4,811
Over 1 through 5 years	12,937
Over 5 through 10 years	1,963
Over 10 years	201
Total	$ 19,912
Securities available-for-sale (percent):
One year or less (percent)	0.90%	[2]
Over 1 through 5 years (percent)	1.11%	[2]
Over 5 through 10 years (percent)	1.33%	[2]
Over 10 years (percent)	1.69%	[2]
Total (percent)	1.09%	[2]
Securities held-to-maturity:
One year or less	$ 1,442
Over 1 through 5 years	1,473
Over 5 through 10 years	730
Over 10 years	0
Total	$ 3,645
Securities held-to-maturity (percent):
One year or less (percent)	0.24%	[2]
Over 1 through 5 years (percent)	0.61%	[2]
Over 5 through 10 years (percent)	0.71%	[2]
Over 10 years (percent)	0.00%	[2]
Total (percent)	0.48%	[2]
Mortgage/ asset-backed and equity securities
Securities available-for-sale:
Total	$ 38,690
Securities available-for-sale (percent):
Total (percent)	2.41%	[2]
Securities held-to-maturity:
Total	$ 26,890
Securities held-to-maturity (percent):
Total (percent)	2.73%	[2]
Mortgage/ asset-backed and equity securities | Mortgage-backed securities
Securities available-for-sale:
Without single maturity date	$ 32,556
Securities available-for-sale (percent):
Without single maturity date (percent)	2.65%	[2]
Securities held-to-maturity:
Mortgage-backed securities	$ 26,890
Securities held-to-maturity (percent):
Without single maturity date (percent)	2.73%	[2]
Mortgage/ asset-backed and equity securities | Asset-backed securities
Securities available-for-sale:
Without single maturity date	$ 5,244
Securities available-for-sale (percent):
Without single maturity date (percent)	1.30%	[2]
Mortgage/ asset-backed and equity securities | Equity securities
Securities available-for-sale:
Without single maturity date	$ 890	[1]
Securities available-for-sale (percent):
Without single maturity date (percent)	0.00%	[1],[2]

[1]	Includes money market funds.
[2]	Yields are based upon the amortized cost of securities.